Schedule of Secured Note Financing (Details) (Parenthetical)	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate		14.00%
Secured Note Financing [Member] | Navitas Term Loan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maturity date	Jun. 20, 2027
Interest rate	9.00%